Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Reportable Segment

The following table presents information about the Company’s reportable segment for the years ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
	NIS
Revenues	55,845	927,000
Cost of revenues	-	(213,344)
Gross profit	55,845	713,656
Selling, administrative and general expenses	(739,681)	(432,088)
Operating income (Loss)	(683,836)	281,568
Financial expenses, net	(94,380)	(84,337)
Income (Loss) for the year after financing expences	(778,216)	197,231
Other income	20,000	-
Net Income (Loss)	(758,216)	197,231